                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)                  (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     816-531-5575
                                                   -----------------------------

Date of fiscal year end:     05-31
                        --------------------------------------------------------

Date of reporting period:    2-28-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.3%
ALABAMA - 2.0%
              $840  Birmingham Public Park &
                    Recreation Board Rev., (Children's
                    Zoo), VRDN, 3.68%, 3/1/07 (LOC:
                    AmSouth Bank)                                $           840
             2,360  Birmingham Special Care Facilities
                    Financing Auth. Rev., (United
                    Cerebral Palsy Project), VRDN,
                    3.68%, 3/1/07 (LOC:
                    AmSouth Bank)                                          2,360
               800  Mobile Industrial Development
                    Board Rev., (Holnam Inc.), VRDN,
                    3.66%, 3/7/07 (LOC: Bayerische
                    Landesbank)                                              800
             1,875  Tuscaloosa Health Care Auth. Rev.,
                    (Pine Valley), VRDN, 3.69%, 3/1/07
                    (LOC: AmSouth Bank)                                    1,875
                                                                 ---------------
                                                                           5,875
                                                                 ---------------
ALASKA - 0.8%
             2,320  Northern Tobacco Securitization
                    Corp. Rev., (MT 279), VRDN,
                    3.71%, 3/1/07 (LOC: Merrill Lynch
                    Capital Services)                                      2,320
                                                                 ---------------
ARIZONA - 2.7%
             6,750  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 3.80%,
                    3/1/07 (LOC: LaSalle Bank N.A)                         6,750
               900  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.55%, 3/7/07
                    (LOC: Bank of New York)                                  900
                                                                 ---------------
                                                                           7,650
                                                                 ---------------
CALIFORNIA - 3.7%
             2,500  Alameda County Industrial
                    Development Auth. Rev., (BAT
                    Properties LLC), VRDN, 3.85%,
                    3/1/07 (LOC: Bank of the West)                         2,500
             1,022  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN, 3.96%,
                    3/1/07 (LOC: Wells Fargo
                    Bank N.A.)                                             1,022
             7,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN, 4.25%,
                    3/1/07 (LOC: Lloyds Bank plc)                          7,000
                                                                 ---------------
                                                                          10,522
                                                                 ---------------
COLORADO - 6.6%
             2,985  Arvada Water Enterprise Rev.,
                    VRDN, 3.65%, 3/1/07 (FSA)
                    (SBBPA: Dexia Credit Local)                            2,985
             2,900  City of Thornton Industrial
                    Development Rev., (Kroger Co.),
                    VRDN, 3.75%, 3/1/07 (LOC: U.S.
                    Bank N.A.)                                             2,900
             3,625  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Emmanuel
                    School Religion), VRDN, 3.69%,
                    3/1/07 (LOC: AmSouth Bank)                             3,625
             2,100  Colorado Health Facilities Auth.
                    Rev., (Boulder Community
                    Hospital), VRDN, 3.67%, 3/7/07
                    (LOC: JPMorgan Chase Bank)                             2,100
             5,800  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN, 3.75%,
                    3/1/07 (LOC: U.S. Bank N.A.)                           5,800
             1,500  Hotchkiss Industrial Development
                    Rev., (Kroger Co.), VRDN, 3.75%,
                    3/1/07 (LOC: U.S. Bank N.A.)                           1,500
                                                                 ---------------
                                                                          18,910
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
FLORIDA - 5.8%
             6,725  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.72%, 3/1/07 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 6,725
             4,915  Florida Housing Finance Agency
                    Rev., VRDN, 3.76%, 3/1/07 (LOC:
                    Merrill Lynch Capital Services)
                    (Acquired 2/6/04 - 4/19/04,
                    Cost $4,915)(1)                                        4,915
             4,300  Miami-Dade County Industrial
                    Development Auth. Rev., (Palmer
                    Trinity Private College), VRDN,
                    3.73%, 3/1/07 (LOC:
                    Keybank N.A.)                                          4,300
               700  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    3.85%, 3/1/07 (LOC: Bank of
                    America N.A.)                                            700
                                                                 ---------------
                                                                          16,640
                                                                 ---------------
GEORGIA - 1.9%
             5,495  Fulton County Development Auth.
                    Rev., (Automatic Data Processing),
                    VRDN, 3.65%, 3/15/07                                   5,495
                                                                 ---------------
HAWAII - 1.7%
             3,000  Hawaii Pacific Health Rev., Series
                    2004 B, (Department Budget &
                    Finance), VRDN, 3.62%, 3/7/07
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           3,000
             2,000  Hawaii Pacific Health Rev., Series
                    2004 B2, (Department Budget &
                    Finance), VRDN, 3.62%, 3/7/07
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           2,000
                                                                 ---------------
                                                                           5,000
                                                                 ---------------
IDAHO - 1.0%
             3,000  Lincoln County Industrial
                    Development Corp. Rev., (Double A
                    Dairy), VRDN, 3.80%, 3/1/07
                    (LOC: Bank of America N.A.)                            3,000
                                                                 ---------------
INDIANA - 8.5%
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 3.80%, 3/1/07
                    (LOC: Bank of the West)                                2,800
             5,255  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN,
                    3.80%, 3/1/07 (LOC: Bank of New York)                  5,255
             1,515  Morgan County Rev., Series 2002 A,
                    (Morgan Hospital & Medical
                    Center), VRDN, 3.78%, 3/1/07
                    (LOC: Fifth Third Bank)                                1,515
            11,545  Morgan County Rev., Series
                    2002 B, (Morgan Hospital &
                    Medical Center), VRDN, 3.73%,
                    3/1/07 (LOC: Fifth Third Bank)                        11,545
             3,250  Vincennes Economic Development
                    Rev., (Grandview Care Inc.), VRDN,
                    3.95%, 3/1/07 (LOC: JPMorgan
                    Chase Bank)                                            3,250
                                                                 ---------------
                                                                          24,365
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 3.75%,
                    3/1/07 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building Rev.,
                    (Kroger Co.), VRDN, 3.75%, 3/1/07
                    (LOC: U.S. Bank N.A.)                                  1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
LOUISIANA - 4.4%
             2,800  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 3.62%, 3/7/07 (LOC:
                    SunTrust Bank)                                         2,800
            10,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2006 A, (Capital and
                    Equipment Acquisition Program),
                    VRDN, 3.75%, 3/1/07 (Ambac)
                    (SBBPA: BNP Paribas)                                  10,000
                                                                 ---------------
                                                                          12,800
                                                                 ---------------
MARYLAND - 0.3%
               725  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American Societies),
                    VRDN, 3.62%, 3/7/07 (LOC:
                    SunTrust Bank)                                           725
                                                                 ---------------
MASSACHUSSETTS - 2.4%
             4,900  Massachusetts Development
                    Finance Agency Rev., (Wentworth
                    Technology Institute), VRDN, 3.73%,
                    3/1/07 (RADIAN) (SBBPA:
                    Bank of New York)                                      4,900
             2,000  Massachusetts Development
                    Finance Agency Rev., Series
                    2004 A, (Northfield Mount Hermon),
                    VRDN, 3.73%, 3/1/07 (RADIAN)
                    (SBBPA: Bank of America N.A.)                          2,000
                                                                 ---------------
                                                                           6,900
                                                                 ---------------
MICHIGAN - 0.8%
             1,440  Detroit GO, 4.50%, 3/1/07
                    (LOC: Bank of Nova Scotia)                             1,440
             1,000  Detroit Rev., Series 2003 B,
                    (Sewage Disposal System), VRDN,
                    3.66%, 3/1/07 (FSA) (SBBPA:
                    Dexia Credit Local)                                    1,000
                                                                 ---------------
                                                                           2,440
                                                                 ---------------
MINNESOTA - 4.6%
             6,740  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.), VRDN,
                    3.67%, 3/7/07 (LOC:
                    U.S. Bank N.A.)                                        6,740
             6,500  East Grand Forks Rev., (American
                    Crystal Sugar Co.), VRDN, 3.80%,
                    3/1/07 (LOC: Wachovia Bank N.A.)                       6,500
                                                                 ---------------
                                                                          13,240
                                                                 ---------------
MISSISSIPPI - 0.9%
             2,570  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    3.77%, 3/1/07 (LOC: Wells Fargo
                    Bank N.A.)                                             2,570
                                                                 ---------------
MISSOURI - 8.4%
             3,900  Independence Industrial
                    Development Auth. Rev., Series
                    1997 A, (The Groves and Graceland
                    College Nursing Arts Center),
                    VRDN, 3.67%, 3/1/07 (LOC: Bank
                    of America N.A.)                                       3,900
             6,700  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 3.77%, 3/1/07
                    (LOC: Commerce Bank N.A.)                              6,700
             2,480  Kansas City Industrial Development
                    Auth. Rev., (Plaza Manor Nursing),
                    VRDN, 3.80%, 3/1/07 (LOC:
                    Comerica Bank)                                         2,480
             1,060  Missouri Development Finance
                    Board Rev., (J & J Enterprises),
                    VRDN, 3.59%, 3/7/07 (LOC:
                    Commerce Bank N.A.)                                    1,060

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
               900  Missouri State Health
                    & Educational Facilities Auth.
                    Rev., (Cox Health Systems), VRDN,
                    3.67%, 3/1/07 (Ambac) (SBBPA:
                    Bank of Nova Scotia)                                     900
             9,250  Missouri State Health &
                    Educational Facilities Auth. Rev.,
                    (Pembroke Hill School), VRDN,
                    3.77%, 3/1/07 (LOC:
                    Commerce Bank N.A.)                                    9,250
                                                                 ---------------
                                                                          24,290
                                                                 ---------------
NEVADA - 1.2%
             3,600  Clark County Economic
                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 3.87%, 3/1/07 (LOC: Allied
                    Irish Bank plc)                                        3,600
                                                                 ---------------
NEW YORK - 3.2%
             1,895  New York City Industrial
                    Development Agency Civic Facility
                    Rev., (1998 Peninsula Hospital
                    Center), VRDN, 3.95%, 3/1/07
                    (LOC: JPMorgan Chase Bank)                             1,895
             7,300  TSASC Inc. Rev., PA-1356, VRDN,
                    3.71%, 3/1/07 (LOC: Merrill
                    Lynch Capital Services)                                7,300
                                                                 ---------------
                                                                           9,195
                                                                 ---------------
NORTH CAROLINA - 1.0%
             1,475  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., (Aldersgate), VRDN, 3.60%,
                    3/7/07 (LOC: Branch
                    Banking & Trust)                                       1,475
             1,310  University of North Carolina
                    System Pool Rev., Series 2006 A,
                    4.00%, 10/1/07 (MBIA)                                  1,313
                                                                 ---------------
                                                                           2,788
                                                                 ---------------
OHIO - 0.5%
             1,435  County of Hamilton Rev., Series
                    2006 A, (Sales Tax), 4.00%,
                    12/1/07                                                1,439
                                                                 ---------------
PENNSYLVANIA - 3.7%
            10,750  Philadelphia School District Tax
                    & Revenue Anticipation Notes GO,
                    Series 2006 A, 4.50%, 6/29/07
                    (State Aid Withholding) (LOC:
                    Bank of America N.A.)                                 10,775
                                                                 ---------------
SOUTH CAROLINA - 2.8%
             8,150  South Carolina Jobs Economic
                    Development Auth Rev., (Greenville
                    Technical College), VRDN, 3.75%,
                    3/1/07 (LOC: SunTrust Bank)                            8,150
                                                                 ---------------
TENNESSEE - 5.9%
             7,880  Bradley County Industrial
                    Development Board Rev., (Kroger
                    Co.), VRDN, 3.75%, 3/1/07
                    (LOC: U.S. Bank N.A.)                                  7,880
             4,015  Memphis Health Educational
                    & Housing Facility Board Rev.,
                    (Not-For-Profit Multifamily Housing
                    Acquisition Program), VRDN,
                    3.85%, 3/1/07 (AIG) (SBBPA: AIG
                    SunAmerica Life Assurance Co.)                         4,015

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             5,000  Springfield Health & Educational
                    Facilities Board Rev., Series 2006
                    A, (NorthCrest Medical Center),
                    VRDN, 3.68%, 3/1/07 (LOC:
                    AmSouth Bank)                                          5,000
                                                                 ---------------
                                                                          16,895
                                                                 ---------------
TEXAS - 16.1%
            13,700  Brazos Harbor Industrial
                    Development Corp. Rev., (BASF
                    Corporation), VRDN, 3.78%, 3/7/07                     13,700
            10,000  Crawford Education Facilities Corp.
                    Rev., (University Package
                    System A), VRDN, 3.74%, 3/1/07
                    (LOC: BNP Paribas)                                    10,000
             5,500  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term Inc.),
                    VRDN, 3.73%, 3/1/07 (LOC:
                    BNP Paribas)                                           5,500
             3,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 3.80%,
                    3/1/07 (LOC: Bank of the West)                         3,000
             4,000  Hale County Industrial
                    Development Corp. Rev., (White
                    River Ranch), VRDN, 3.80%,
                    3/1/07 (LOC: Wells Fargo Bank N.A.)                    4,000
             5,380  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace
                    Ajean), VRDN, 3.80%, 3/1/07
                    (LOC: Wells Fargo Bank N.A.)                           5,380
             2,500  Texas Tax & Revenue Anticipation
                    Notes Rev., 4.50%, 8/31/07                             2,511
             2,000  Upper Trinity Regional Water
                    District, 3.65%, 6/18/07 (LOC:
                    Bank of America N.A.)                                  2,000
                                                                 ---------------
                                                                          46,091
                                                                 ---------------
VIRGINIA - 0.7%
             2,100  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 3.65%, 3/1/07
                    (LOC: Regions Bank)                                    2,100
                                                                 ---------------
WEST VIRGINIA - 1.4%
             4,000  West Virginia Economic
                    Development Auth. Rev., (Collins
                    Hardwood Co.), VRDN, 3.80%,
                    3/1/07 (LOC: Bank of
                    America N.A.)                                          4,000
                                                                 ---------------
WISCONSIN - 3.1%
             7,000  City of Milwaukee GO, Series
                    2006 S11, 3.70%, 1/2/08                                7,001
             1,905  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2006 A,
                    (Marshfield Clinic), VRDN, 3.74%,
                    3/1/07 (LOC: Merrill Lynch
                    Capital Services)                                      1,905
                                                                 ---------------
                                                                           8,906
                                                                 ---------------
WYOMING - 0.5%
             1,500  City of Gillette Pollution Control
                    Rev., (PacifiCorp), VRDN, 3.56%,
                    3/7/07 (LOC: Barclay's Bank plc)                       1,500
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               280,181
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.1%
               356  Federated California Municipal
                    Cash Trust                                               356
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 97.4%                                      280,537
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 2.6%                                        7,603
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $       288,140
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2007 was $4,915
    (in thousands), which represented 1.7% of total net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                         $280,537
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.7%
ALABAMA - 0.8%
              $865  Alabama Water Pollution
                    Control Auth. GO, 5.75%,
                    8/15/18 (Ambac)                              $           929
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                        194
               810  East Central Industrial Development
                    Auth. Rev., 5.25%, 9/1/13 (Ambac)                        828
               840  Helena Utilities Board Rev., 5.75%,
                    4/1/12, Prerefunded at 101% of
                    Par (MBIA)(1)                                            928
               645  Helena Utilities Board Rev., 5.75%,
                    4/1/12, Prerefunded at 101% of
                    Par (MBIA)(1)                                            713
             1,035  Helena Utilities Board Rev., 5.75%,
                    4/1/20 (MBIA)                                          1,138
               790  Helena Utilities Board Rev., 5.75%,
                    4/1/22 (MBIA)                                            867
                                                                 ---------------
                                                                           5,597
                                                                 ---------------
ALASKA - 0.2%
             1,125  Borough of Aleutians East Rev.,
                   (Aleutian Pribilof Islands Inc.),
                    5.00%, 6/1/20 (ACA)                                    1,189
                                                                 ---------------
ARIZONA - 5.2%
               935  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                        1,018
             1,275  Arizona Health Facilities Auth. Rev.,
                    (Blood Systems Incorporated),
                    4.00%, 4/1/12                                          1,269
             1,175  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Incorporated),
                    4.50%, 4/1/16                                          1,196
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/11                                          1,036
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/12                                          1,041
             2,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A, (Multipurpose
                    Stadium Facility), 5.25%,
                    7/1/17 (MBIA)                                          2,156
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%,
                    7/1/12 (MBIA)                                          2,220
               340  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.25%, 4/1/11                           337
             3,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                         3,047
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,253
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/11                           2,532
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/12                           2,112
             1,000  Mohave County Community College
                    District Rev., (State Board of
                    Directors), 6.00%, 3/1/20 (MBIA)                       1,067
             2,155  Mohave County Industrial
                    Development Auth. GO, Series
                    2004 A, (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                          2,313
             1,200  Pima County Indian
                    Oasis-Baboquivari Unified School
                    District No. 40 GO, Series 2002 A,
                    4.60%, 7/1/13 (MBIA)                                   1,254
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,723
             3,970  Pinal County COP,
                    5.00%, 12/1/25(2)                                      4,179

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,000  Queen Creek Improvement
                    District No. 1 Special Tax Rev.,
                    5.00%, 1/1/16                                          1,036
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24(2)                           3,227
                                                                 ---------------
                                                                          35,016
                                                                 ---------------
CALIFORNIA - 5.7%
             7,500  California GO, 5.00%, 6/1/26(2)                        7,987
             1,000  California Public Works Board
                    Lease COP, Series 1994 A, (Various
                    University of California Projects),
                    6.20%, 10/1/08                                         1,002
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,020
             1,075  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.00%,
                    10/1/12 (FSA)                                          1,150
             2,000  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.25%,
                    10/1/19 (FSA)                                          2,183
             2,595  City of Fontana Community
                    Facilities District No. 31 Special
                    Tax Rev., (Citrus Heights North),
                    5.00%, 9/1/36                                          2,637
             3,670  Hollister Joint Powers Financing
                    Auth. Wastewater Rev., Series
                    2006-1, (Refinancing and
                    Improvement), 5.00%,
                    6/1/26 (FSA)                                           3,941
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                         3,218
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded at
                    100% of Par (FSA)(1)                                   2,437
               610  Menifee Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2003-2 -
                    Improvement Area A),
                    5.00%, 9/1/26                                            615
             1,760  Menifee Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2003-2 -
                    Improvement Area A),
                    5.00%, 9/1/36                                          1,775
             1,000  Plumas Unified School District
                    GO, 5.25%, 8/1/20 (FSA)                                1,141
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,319
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,105
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,192
             1,575  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                         1,711
             2,055  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/24 (MBIA)                                          2,192
                                                                 ---------------
                                                                          38,625
                                                                 ---------------
COLORADO - 2.7%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B, 5.75%,
                    12/1/17 (MBIA)                                         1,209
               530  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.50%, 11/1/09                                           529
               900  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10                                           906
               800  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.60%, 11/1/16                                           796

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,000  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society),
                    5.25%, 6/1/20                                          1,076
             1,300  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society),
                    5.25%, 6/1/21                                          1,398
               450  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                            489
                50  Colorado Water Resources & Power
                    Development Auth. Rev., Series
                    2000 A, 6.25%, 9/1/16                                     54
             1,430  Denver West Metropolitan District
                    GO, 5.25%, 12/1/24                                     1,489
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         1,109
             1,100  Eagle Bend Metropolitan District No.
                    2 GO, 5.25%, 12/1/23 (RADIAN)                          1,172
             1,020  El Paso County School District
                    No 8 & Fountain-Fort Carson
                    School District Finance Corp. COP,
                    4.25%, 12/15/13 (Ambac)                                1,046
             1,545  North Range Metropolitan District
                    No. 1 GO, 5.00%, 12/15/24 (ACA)                        1,628
             5,000  University of Colorado Regents COP,
                    6.00%, 12/1/22 (MBIA-IBC)(2)                           5,408
                                                                 ---------------
                                                                          18,309
                                                                 ---------------
CONNECTICUT - 1.9%
             2,150  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/14,
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                          2,373
             5,000  Connecticut GO, Series 2006 C,
                    5.00%, 6/1/14(2)                                       5,422
             2,595  Connecticut GO, Series 2006 D,
                    5.00%, 1/1/15                                          2,843
             2,000  Connecticut GO, Series 2006 D,
                    5.00%, 11/1/26                                         2,177
                                                                 ---------------
                                                                          12,815
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
             1,385  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                            1,440
             1,155  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,203
                                                                 ---------------
                                                                           2,643
                                                                 ---------------
FLORIDA - 1.0%
             1,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%, 6/1/16                     1,072
             3,495  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%, 6/1/17                     3,749
               500  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/09                                                 514
               500  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/10                                                 519
             1,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                              1,195
                                                                 ---------------
                                                                           7,049
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
GEORGIA - 0.4%
             1,250  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                         1,363
               255  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC/GO of
                    Participants)(1)                                         264
                20  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/11 (MBIA-IBC)                                         21
               615  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        663
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     121
                                                                 ---------------
                                                                           2,432
                                                                 ---------------
HAWAII - 0.1%
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    545
                                                                 ---------------
IDAHO - 0.2%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (Ambac)                                        1,046
                                                                 ---------------
ILLINOIS - 8.2%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                                  2,183
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A, (Senior
                    Lien), 5.00%, 1/1/12 (MBIA-IBC)                        4,220
             1,015  City of Chicago Rev., Series
                    2006 A, 5.00%, 11/1/13 (Ambac)                         1,092
             3,310  City of Chicago Rev., Series
                    2006 A, 5.00%, 11/1/14 (Ambac)                         3,590
             2,000  Illinois Dedicated Tax Rev., (Civic
                    Center), 6.25%, 12/15/20 (Ambac)                       2,412
               595  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.00%, 5/15/08                              603
               655  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.125%, 5/15/10                             677
               400  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.75%, 5/15/16                              427
             1,225  Illinois Finance Auth. Rev.,
                    (Newman Foundation at the
                    University of Illinois), 5.00%,
                    2/1/27 (RADIAN)                                        1,289
             5,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Hospital Sisters Services
                    Inc.), 5.00%, 3/15/27(3)                               5,310
             1,775  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/09                                   1,809
             1,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/10                                   1,027
             2,785  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/11                                   2,875
             3,535  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/13                                   3,684
             3,895  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/14                                   4,077
             4,095  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/15                                   4,298

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.25%, 5/1/19                                   1,061
             1,140  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,245
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                        1,249
               930  Kane County Community Unit
                    School District No. 304 GO, 6.20%,
                    1/1/24 (FSA)                                           1,087
             1,145  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                          1,262
             1,035  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                          1,141
                70  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/17 (MBIA)                         77
                75  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                             82
             2,265  Southwestern Illinois Development
                    Auth. Rev., (Anderson Hospital),
                    5.125%, 8/15/16                                        2,402
             1,000  Southwestern Illinois Development
                    Auth. Rev., (Triad School District
                    No. 2), 5.00%, 10/1/18 (MBIA/GO
                    of District)                                           1,092
             1,250  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                                   1,365
             1,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                                   1,092
             1,000  University of Illinois COP,
                    (Utility Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,029
             1,000  University of Illinois COP, Series
                    2006 A, (Academic Facilities),
                    5.00%, 3/15/16 (Ambac)                                 1,088
                                                                 ---------------
                                                                          54,845
                                                                 ---------------
INDIANA - 3.2%
             1,355  City of Anderson Rev., (Anderson
                    University), 5.00%, 10/1/24                            1,396
             1,000  Hamilton Southeastern
                    Consolidated School Building
                    Corp. Rev., (Hamilton County),
                    4.00%, 1/15/15 (FSA/State Aid
                    Withholding)                                           1,015
             1,000  Hamilton Southeastern
                    Consolidated School Building
                    Corp. Rev., (Hamilton County),
                    5.00%, 1/15/16 (FSA/State
                    Aid Withholding)                                       1,090
             1,000  Hamilton Southeastern
                    Consolidated School Building
                    Corp. Rev., (Hamilton County),
                    4.25%, 7/15/20 (FSA/State
                    Aid Withholding)                                       1,017
             1,405  Hammond Multi-School Building
                    Corp. Rev., (First Mortgage),
                    5.00%, 7/15/14 (FGIC/State
                    Aid Withholding)                                       1,520
             1,520  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/17 (FSA)                            1,665
             1,600  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/18 (FSA)                            1,749
             1,680  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/19 (FSA)                            1,833
             1,075  Indiana Health & Educational
                    Facilities Finance Auth. Rev.,
                    (Clarian Health Obligation
                    Group B), 5.00%, 2/15/16                               1,143
             1,900  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/1/12 (MBIA)                                         1,952
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15(1)                                                244
               780  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15                                                   926
             1,435  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2002 A, 5.00%,
                    7/1/12 (MBIA)                                          1,527
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11, Prerefunded
                    at 100% of Par (Ambac)(1)                              1,626

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,650  Valparaiso Middle Schools Building
                    Corp. Rev., (First Mortgage),
                    5.75%, 7/15/11, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,786
             1,000  Zionsville Community Schools
                    Building Corp. GO, (First Mortgage),
                    5.75%, 1/15/12 (FGIC/State
                    Aid Withholding)                                       1,092
                                                                 ---------------
                                                                          21,581
                                                                 ---------------
IOWA - 0.5%
             1,485  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/13                            1,540
             1,690  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/16                            1,765
                                                                 ---------------
                                                                           3,305
                                                                 ---------------
KANSAS - 0.4%
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,355
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,274
                                                                 ---------------
                                                                           2,629
                                                                 ---------------
LOUISIANA - 0.6%
             1,740  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                                  1,891
             1,105  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black & Gold
                    Facilities), 4.00%, 7/1/13 (CIFG)                      1,121
             1,205  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black & Gold
                    Facilities), 5.00%, 7/1/15 (CIFG)                      1,305
                                                                 ---------------
                                                                           4,317
                                                                 ---------------
MASSACHUSSETTS - 0.7%
             1,000  Massachusetts Development
                    Finance Agency Rev., Series
                    2006 A, (Emerson College),
                    5.00%, 1/1/23                                          1,073
             2,500  Massachusetts GO, Series 2006 D,
                    5.00%, 8/1/14                                          2,710
               885  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%,
                    7/1/12 (Ambac)                                           942
                                                                 ---------------
                                                                           4,725
                                                                 ---------------
MICHIGAN - 4.8%
             3,500  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23 (Ambac)                                  3,796
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,595
             1,265  Kalamazoo Public Schools GO,
                    4.00%, 5/1/13 (FSA)                                    1,287
             1,250  Kalamazoo Public Schools GO,
                    5.00%, 5/1/15 (FSA)                                    1,362
             1,545  Kalamazoo Public Schools GO,
                    5.25%, 5/1/16 (FSA)                                    1,723
             5,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities Program),
                    5.25%, 10/15/11 (FSA)(2)                               5,337
             2,345  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                          2,448
             1,070  Pontiac City School District GO,
                    5.00%, 5/1/13 (XLCA)                                   1,148
             1,110  Pontiac City School District GO,
                    5.00%, 5/1/14 (XLCA)                                   1,201
             1,260  Pontiac City School District GO,
                    5.00%, 5/1/15 (XLCA)                                   1,373
             1,425  Pontiac City School District GO,
                    5.00%, 5/1/16 (XLCA)                                   1,562

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,595  Pontiac City School District GO,
                    5.00%, 5/1/17 (XLCA)                                   1,744
               575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          607
             2,010  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)                                         2,119
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)                                         2,403
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)                                         2,529
                                                                 ---------------
                                                                          32,234
                                                                 ---------------
MINNESOTA - 0.2%
             1,500  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                         1,596
                                                                 ---------------
MISSISSIPPI - 2.5%
             1,565  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/15 (Ambac)                                 1,703
             1,645  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/16 (Ambac)                                 1,800
             1,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Municipal Energy Agency
                    Power Supply), 5.00%,
                    3/1/17 (XLCA)                                          1,085
             7,925  Mississippi GO, (Capital
                    Improvement), 5.25%, 11/1/12,
                    Prerefunded at 100% of
                    Par (FGIC)(1)(2)                                       8,551
             1,195  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/17 (FSA)                                           1,301
             1,940  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/18 (FSA)                                           2,108
                                                                 ---------------
                                                                          16,548
                                                                 ---------------
MISSOURI - 2.2%
             1,425  Jackson County Public Building
                    Corp. Rev., Series 2006 A, (Capital
                    Improvements), 5.00%,
                    12/1/15 (MBIA)                                         1,553
             2,775  Missouri Development Finance
                    Board COP, Series 2000 A,
                    (Midtown Redevelopment),
                    5.75%, 4/1/22 (MBIA)                                   2,935
             2,415  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998 A,
                    (Park Lane Medical Center),
                    5.60%, 1/1/15 (MBIA)                                   2,565
             3,145  Missouri Joint Municipal Electric
                    Utility Commission Rev., (Plum
                    Point), 5.00%, 1/1/16 (MBIA)(2)                        3,445
             3,030  Missouri State Highways & Transit
                    Commission Rev., Series 2006 A,
                    5.00%, 5/1/13(2)                                       3,255
             1,000  St. Louis Municipal Finance Corp.
                    Rev., Series 2006 A, (Carnahan
                    Courthouse), 4.00%,
                    2/15/17 (Ambac)                                        1,016
                                                                 ---------------
                                                                          14,769
                                                                 ---------------
NEVADA - 1.0%
             3,295  Las Vegas Redevelopment Agency
                    Tax Increment Rev., Series 2003 A,
                    (Fremont Street), 4.50%,
                    6/15/10(2)                                             3,331
             1,550  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 1,682

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,865  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 2,024
                                                                 ---------------
                                                                           7,037
                                                                 ---------------
NEW HAMPSHIRE - 1.0%
             1,660  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at Hanover),
                    5.00%, 10/1/11                                         1,712
               680  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at Hanover),
                    5.00%, 10/1/12                                           705
             1,030  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at Hanover),
                    5.00%, 10/1/13                                         1,069
             3,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at Hanover),
                    5.00%, 10/1/18(2)                                      3,101
                                                                 ---------------
                                                                           6,587
                                                                 ---------------
NEW JERSEY - 5.3%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)(2)                           4,505
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)(2)                           6,005
             7,400  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)(2)                              8,007
            15,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2006 A,
                    5.25%, 12/15/20(2)                                    16,998
                                                                 ---------------
                                                                          35,515
                                                                 ---------------
NEW MEXICO - 1.6%
             2,340  City of Clayton Rev., (Jail Project),
                    5.00%, 11/1/10 (CIFG)                                  2,434
             6,675  Los Alamos County Inc. Rev.,
                    Series 2004 A, 5.00%,
                    7/1/11 (FSA)(2)                                        7,030
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (Ambac)                                        1,545
                                                                 ---------------
                                                                          11,009
                                                                 ---------------
NEW YORK - 4.8%
             2,975  City of New York GO, Series
                    2002 B, 5.25%, 8/1/09 (CIFG)(2)                        3,084
             2,885  City of New York GO, Series
                    2002 C, 5.25%, 8/1/09 (CIFG)                           2,991
             5,000  City of New York GO, Series
                    2003 I, 5.75%, 3/1/13,
                    Prerefunded at 100% of Par(1)(2)                       5,575
             5,195  City of New York GO, Series
                    2004 D, 5.00%, 11/1/17 (FSA)(2)                        5,623
             4,000  City of New York GO, Series
                    2006 J1, 5.00%, 6/1/18(2)                              4,324
               855  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/09                                            854
               890  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            888
               710  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            708
               920  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    5.00%, 8/1/11                                            951
             2,000  New York City Transitional
                    Finance Auth. Rev., Series 2005 A1,
                    5.00%, 11/1/10                                         2,095

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,440  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%,
                    5/15/13 (MBIA-IBC)                                     1,737
             1,000  New York Dormitory Auth. Rev.,
                    Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                          1,062
             1,125  New York Dormitory Auth.
                    Rev., Series 2006 A, (Department
                    of Education), 5.00%, 7/1/15                           1,220
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,073
                                                                 ---------------
                                                                          32,185
                                                                 ---------------
NORTH CAROLINA - 2.7%
             1,000  Charlotte Airport Rev., Series
                    2004 A, 5.25%, 7/1/24 (MBIA)                           1,082
             2,000  City of Raleigh Combined
                    Enterprise System Rev., Series
                    2006 A, 5.00%, 3/1/17                                  2,192
             5,025  North Carolina Medical Care
                    Commission Health System Rev.,
                    (Mission Health Combined Group),
                    5.00%, 10/1/23(2)                                      5,417
             4,150  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                              4,467
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                             1,063
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric Rev.,
                    Series 2003 A, 5.50%, 1/1/13                           2,162
             1,560  University of North Carolina Rev.,
                    Series 2006 A, 5.00%,
                    10/1/16 (MBIA)                                         1,717
                                                                 ---------------
                                                                          18,100
                                                                 ---------------
NORTH DAKOTA - 0.2%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group),
                    7.125%, 8/15/24                                        1,653
                                                                 ---------------
OHIO - 1.7%
             1,000  Cincinnati City School District
                    COP, 4.25%, 12/15/19 (FSA)                             1,019
               500  Erie County Hospital Facilities
                    Rev., Series 2002 A, (Firelands
                    Regional Medical Center), 4.50%,
                    8/15/07                                                  501
             1,150  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,275
             1,700  Milford Exempt Village School
                    District GO, (School Improvement),
                    6.00%, 12/1/11 (FSA)                                   1,877
             1,005  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                          1,061
             1,365  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                          1,456
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve University),
                    6.50%, 10/1/20                                           925
             1,505  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101%
                    of Par (FGIC)(1)                                       1,677
             1,550  Tri Valley Local School District GO,
                    5.75%, 12/1/21 (FGIC)                                  1,697
                                                                 ---------------
                                                                          11,488
                                                                 ---------------
OKLAHOMA - 3.3%
             1,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                           1,045
             1,525  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                           1,605

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,730  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                              1,957
             1,135  McClain County Economic
                    Development Auth. Rev, (Newcastle
                    Public Schools), 5.00%, 9/1/10                         1,171
               750  McClain County Economic
                    Development Auth. Rev, (Newcastle
                    Public Schools), 5.00%, 9/1/11                           779
               500  McClain County Economic
                    Development Auth. Rev, (Newcastle
                    Public Schools), 5.00%, 9/1/12                           522
             1,640  McClain County Economic
                    Development Auth. Rev, (Newcastle
                    Public Schools), 5.00%, 9/1/13                         1,725
             1,300  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/10 (AGC)                          1,315
             1,610  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/13                                1,681
             1,730  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/14                                1,805
             1,710  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/15                                1,781
             1,130  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                                1,175
             5,225  Tulsa County Industrial Auth.
                    Rev., Series 2005 C, 5.00%,
                    5/15/10 (FSA)(2)                                       5,440
                                                                 ---------------
                                                                          22,001
                                                                 ---------------
OREGON - 1.7%
             1,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/14 (Ambac)                                         1,022
             2,015  Clackamas County School Distrist
                    No. 62 GO, 5.50%,
                    6/15/10 (School Bond Guarantee)                        2,132
             2,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26                                        2,054
               400  Oregon State Facilities Auth.
                    Rev., Series 2005 A, (Linfield
                    College), 5.00%, 10/1/13                                 423
               925  Oregon State Facilities Auth.
                    Rev., Series 2005 A, (Linfield
                    College), 5.00%, 10/1/14                                 984
             4,750  Tri-County Metropolitan
                    Transportation District Rev.,
                    (Payroll Tax & Grant Receipt),
                    4.00%, 5/1/14 (MBIA)(2)                                4,775
                                                                 ---------------
                                                                          11,390
                                                                 ---------------
PENNSYLVANIA - 5.2%
             2,250  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resource Inc.),
                    4.75%, 9/1/14                                          2,307
             1,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14                                  1,038
             1,150  Central Dauphin School District
                    GO, 7.00%, 2/1/16 (MBIA/State
                    Aid Withholding)                                       1,430
            15,805  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/16 (FSA)(2)                        17,622
             2,580  East Stroudsburg Area School
                    District GO, 7.75%, 9/1/28
                    (FSA/State Aid Withholding)                            3,374
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                        1,083
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                            3,142

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             4,380  Philadelphia School District GO,
                    Series 2002 A, 5.50%, 2/1/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         4,741
                                                                 ---------------
                                                                          34,737
                                                                 ---------------
PUERTO RICO - 2.7%
             3,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/26                                          3,274
             3,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                          3,296
               575  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/14(3)                                615
             4,830  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/16(3)                              5,228
             2,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 5.00%, 7/1/13                           2,123
             3,700  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.00%, 8/1/11                                          3,866
                                                                 ---------------
                                                                          18,402
                                                                 ---------------
RHODE ISLAND - 0.5%
             1,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,079
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation
                    Rev., Series 1993 A, 6.25%,
                    8/1/16 (MBIA)(1)                                       2,390
                                                                 ---------------
                                                                           3,469
                                                                 ---------------
SOUTH CAROLINA - 4.0%
             5,455  Charleston Educational Excellence
                    Finance Corp. Rev., (Charleston
                    County School District),
                    5.00%, 12/1/19                                         5,862
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                                  1,899
             1,060  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/17 (CIFG)                                         1,151
             2,260  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/18 (CIFG)                                         2,450
             2,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/19 (CIFG)                                         2,163
             3,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/20 (CIFG)(2)                                      3,239
             2,300  Lancaster Educational Assistance
                    Program Inc. Rev., (School District
                    Lancaster County), 5.00%, 12/1/26                      2,402
             3,500  Laurens County School District
                    No. 55 Rev., 5.25%, 12/1/30(2)                         3,743
               875  Piedmont Municipal Power Agency
                    Rev., 6.75%, 1/1/19 (FGIC)                             1,100
               625  Piedmont Municipal Power Agency
                    Rev., 6.75%, 1/1/19 (FGIC)(1)                            796
               140  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)(1)                                         169
               485  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)(1)                                         585
               375  Piedmont Municipal Power Agency
                    Rev., Series 1991 A, 6.50%,
                    1/1/16 (FGIC)                                            450
             1,095  Spartanburg County Health
                    Services District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                                   1,180
                                                                 ---------------
                                                                          27,189
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TENNESSEE - 0.6%
             4,105  Chattanooga Health Educational &
                    Housing Facility Board Rev., Series
                    2005 A, (Campus Development
                    Foundation, Inc. Phase I LLC),
                    5.00%, 10/1/15                                         4,239
                                                                 ---------------
TEXAS - 7.1%
             1,000  Canadian River Municipal Water
                    Auth. Rev., (Conjunctive Use
                    Groundwater), 5.00%,
                    2/15/19 (Ambac)                                        1,083
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                                   2,206
             1,815  Clint Independent School District
                    GO, 6.00%, 2/15/17 (PSF-GTD)                           1,963
               500  Corpus Christi Independent School
                    District GO, 4.00%,
                    8/15/13 (PSF-GTD)                                        501
             2,000  Donna Independent School District
                    GO, 5.00%, 2/15/15 (PSF-GTD)                           2,171
             1,115  Edcouch-Elsa Independent
                    School District GO, 5.00%,
                    2/15/14 (PSF-GTD)                                      1,201
               380  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/07                                     380
               400  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                     403
               420  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                     424
               585  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                     593
               610  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                     626
             2,015  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                                   2,085
             1,115  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                                   1,175
             1,225  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                                   1,294
             1,145  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                                   1,211
             1,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                   1,072
             1,000  Gregg County Health Facilities
                    Development Corp. Rev., Series
                    2006 A, (Good Shepherd Medical
                    Center), 5.00%, 10/1/16                                1,055
               815  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%,
                    3/1/11 (FNMA)                                            825
               700  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(1)(4)                                  591
             2,300  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(4)                                   1,933
             1,750  Hidalgo County GO, 5.50%,
                    8/15/12 (FGIC)                                         1,906
             1,295  Hidalgo County GO, 5.50%,
                    8/15/12 (FGIC)                                         1,410
             1,500  Houston Water & Sewer System
                    Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/07, Prerefunded
                    at 101% of Par (FGIC)(1)                               1,534
             1,375  Kerrville Health Facilities
                    Development Corp. Rev., (Sid
                    Peterson Memorial Hospital),
                    5.00%, 8/15/11                                         1,417
             1,630  Live Oak GO, 5.25%, 8/1/22 (MBIA)                      1,766
             1,000  Lubbock Health Facilities
                    Development Corp. Rev.,
                    (Lutheran Retirement), 6.00%,
                    3/20/29 (GNMA)                                         1,095
             1,740  Montgomery County GO, 5.50%,
                    3/1/14 (Ambac)                                         1,936
               550  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF-GTD)                                        644
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/09,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                           1,567
             2,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 (FGIC)(1)(4)                             1,861
             1,505  Seguin Independent School District
                    GO, 5.25%, 4/1/23 (PSF-GTD)                            1,644
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)                                      2,300
               950  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                     983
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded at
                    101% of Par (Ambac)(1)                                 1,066

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,265  West Oso Independent School
                    District GO, 5.50%,
                    8/15/26 (PSF-GTD)                                      1,377
             1,705  Williamson County GO,
                    (Pass-Through Toll & Limited Tax),
                    4.25%, 2/15/20 (FSA)                                   1,723
                                                                 ---------------
                                                                          47,021
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
             2,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,059
                                                                 ---------------
UTAH - 1.5%
             1,000  Salt Lake City Hospital Rev., Series
                    1988 A, (Intermountain Health
                    Corporation), 8.125%, 5/15/15(1)                       1,172
             1,495  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (Ambac)(1)                                     1,547
             1,915  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         2,043
             1,820  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         1,941
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%, 11/1/11,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         1,077
             1,130  West Valley City Municipal
                    Building Auth. Lease Rev., Series
                    2002 A, 5.00%, 8/1/10 (Ambac)                          1,178
             1,305  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/11 (MBIA)                                         1,402
                                                                 ---------------
                                                                          10,360
                                                                 ---------------
VIRGINIA - 0.4%
             1,500  Fairfax County COP,
                    5.30%, 4/15/23                                         1,612
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18 (MBIA)                           1,220
                                                                 ---------------
                                                                           2,832
                                                                 ---------------
WASHINGTON - 8.3%
             1,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,079
             5,000  City of Tacoma Electric System
                    Rev., Series 2001 A, 5.625%,
                    1/1/11, Prerefunded at 101%
                    of Par (FSA)(1)(2)                                     5,395
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                          1,094
               500  Energy Northwest Rev., 5.00%,
                    7/1/10 (MBIA)                                            521
             1,750  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,834
             3,500  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)(2)                                3,835
            10,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)(2)                              11,078
             1,000  Grays Harbor County Public Utility
                    District No. 1 Rev., 5.00%,
                    7/1/23 (FGIC)                                          1,081
             1,555  King County Lake Washington
                    School District No. 414 GO, 5.75%,
                    12/1/12, Prerefunded at 100%
                    of Par(1)                                              1,723
             1,000  King County Public Hospital
                    District No. 2 GO, (Evergreen
                    Healthcare), 5.00%, 12/1/14 (MBIA)                     1,078

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             1,000  Kitsap County School District No.
                    303 Bainbridge Island GO, 5.00%,
                    12/1/17 (MBIA/School
                    Bond Guarantee)                                        1,091
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/11 (FGIC)                                         1,368
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         1,234
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                         1,102
             6,715  Snohomish County Edmonds
                    School District No. 15 GO, 5.00%,
                    12/1/17 (FGIC/School Bond
                    Guarantee)(2)                                          7,327
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                        1,853
             3,240  Washington Economic Development
                    Finance Auth. Rev., Series 2006 J,
                    (Washington Biomedical Research
                    Properties II), 5.00%,
                    6/1/23 (MBIA)                                          3,490
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,148
             4,570  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2), 5.00%,
                    7/1/12 (FSA)                                           4,731
             1,500  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA)                                          1,633
             1,675  Yakima County School District
                    No. 208 West Valley GO, 5.00%,
                    12/1/18 (MBIA/School
                    Bond Guaranty)                                         1,831
                                                                 ---------------
                                                                          55,526
                                                                 ---------------
WISCONSIN - 0.9%
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,181
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,789
               500  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood Center
                    Southeastern), 5.50%, 6/1/24                             537
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood Center
                    Southeastern), 5.75%, 6/1/34                             819
                                                                 ---------------
                                                                           6,326
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               650,940
(Cost $630,296)                                                  ---------------

SHORT-TERM MUNICIPAL SECURITIES - 3.7%
ARIZONA(5)
               150  Phoenix Industrial Development
                    Auth. Rev., Series 2003 A,
                    (Southwest Human Development),
                    VRDN, 3.65%, 3/1/07                                      150
               100  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.55%, 3/7/07
                    (LOC: Bank of New York)                                  100
                                                                 ---------------
                                                                             250
                                                                 ---------------
CALIFORNIA - 0.6%
             1,400  California Economic Recovery Rev.,
                    Series 2004 C6, VRDN, 3.58%,
                    3/1/07 (State Guaranteed)
                    (LOC: Citibank N.A.)                                   1,400

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
             2,500  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.37%, 5/1/07                                    2,504
                                                                 ---------------
                                                                           3,904
                                                                 ---------------
FLORIDA - 0.5%
             1,100  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.72%, 3/1/07 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 1,100
             1,200  City of Gulf Breeze Rev., Series
                    1985 B, (Local Government Loan
                    Program), VRDN, 3.67%, 3/1/07
                    (FGIC) (SBBPA: Dexia Public
                    Finance Bank)                                          1,200
             1,340  Pinellas County Health Facilities
                    Auth. Rev., (Hospital
                    Facilities-Bayfront), VRDN, 3.63%,
                    3/1/07 (LOC: SunTrust Bank)                            1,340
                                                                 ---------------
                                                                           3,640
                                                                 ---------------
NEW MEXICO - 0.1%
             1,000  Farmington Pollution, VRDN,
                    3.66%, 3/1/07 (LOC: Barclays
                    Bank plc)                                              1,000
                                                                 ---------------
NEW YORK - 0.2%
             1,300  New York City Transitional Finance
                    Auth. Rev., Series 1998 C, VRDN,
                    3.60%, 3/1/07 (SBBPA:
                    Bayerische Landesbank)                                 1,300
                                                                 ---------------
NORTH CAROLINA - 0.5%
             3,055  North Carolina Medical Care
                    Commission Rev., (Carol Woods),
                    VRDN, 3.66%, 3/1/07 (RADIAN)
                    (SBBPA: Branch Banking & Trust)(2)                     3,055
                                                                 ---------------
PUERTO RICO - 1.3%
               825  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 5/7/07                          825
             4,925  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 5/10/07                       4,923
             1,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 6/7/07                        1,000
             1,678  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 6/7/07                        1,678
                                                                 ---------------
                                                                           8,426
                                                                 ---------------
TENNESSEE - 0.5%
             3,150  Clarksville Public Building Authority
                    Rev., (Tennessee Municipal Bond
                    Fund), VRDN, 3.65%, 3/1/07
                    (LOC: Bank of America N.A.)                            3,150
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                     24,725
(Cost $24,723)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.4%                                     675,665
                                                                 ---------------
(COST $655,019)

OTHER ASSETS AND LIABILITIES - (0.4)%                                    (2,441)
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        $       673,224
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
484   U.S. Treasury 2-Year Notes    June 2007         $99,197           $301
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
643  U.S. Treasury 10-Year Notes    June 2007         $69,826          $(589)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(3) When-issued security.
(4  Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Category is less than 0.05% of total net assets.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $       655,019
                                                                 ===============
Gross tax appreciation of investments                            $        20,881
Gross tax depreciation of investments                                      (235)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $        20,646
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 92.7%
ARIZONA - 83.7%
        $1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                $   1,088,870
         1,000,000  Arizona Health Facilities Auth. Rev.,
                    (Blood Systems Incorporated),
                    5.00%, 4/1/21                                      1,040,500
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded at
                    100% of Par(1)                                     1,879,185
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,968,191
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/11
                    (MBIA)                                             1,977,270
         1,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                     1,015,830
           460,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.38%,
                    5/15/08, Prerefunded at 101% of
                    Par(1)                                               473,910
           540,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.38%,
                    5/15/28                                              553,046
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University), 5.75%,
                    5/15/21                                              537,215
         1,740,000  Greater Arizona Development Auth.
                    Rev., Series 2005 A, 5.00%,
                    8/1/23 (MBIA)                                      1,869,160
         1,040,000  Maricopa County Kyrene
                    Elementary School District
                    No. 28 GO, Series 2001 B, 4.30%,
                    7/1/07 (MBIA)(2)                                   1,027,052
         1,615,000  Maricopa County Litchfield
                    Elementary School District
                    No. 79 GO, Series 2000 A,
                    (Projects of 1998), 4.55%, 7/1/07
                    (FSA)                                              1,619,619
         1,000,000  Maricopa County Peoria Unified
                    School District No. 11 GO,
                    (School Improvement), 5.00%,
                    7/1/24 (MBIA)                                      1,083,340
         1,000,000  Maricopa County Phoenix
                    Elementary School District
                    No. 1 GO, 5.50%, 7/1/07,
                    Prerefunded at 101% of Par
                    (MBIA)(1)                                          1,016,170
         1,445,000  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                1,509,693
         1,955,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.00%, 7/1/10(3)                    2,017,345
         1,000,000  Maricopa County Scottsdale
                    Elementary School District
                    No. 48 GO, 6.60%, 7/1/12                           1,140,630
         1,265,000  Mohave County Community
                    College District COP, 5.75%,
                    3/1/14 (Ambac)                                     1,337,080
         1,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20
                    (MBIA)                                             1,227,177
         1,815,000  Navajo County Unified School
                    District No. 20 Rev., Series 2006 A,
                    5.00%, 7/1/17 (MBIA)(3)                            1,998,914
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior
                    Lien), 5.00%, 7/1/21 (MBIA)                        1,080,220
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior
                    Lien), 6.25%, 7/1/10, Prerefunded
                    at 101% of Par (FGIC)(1)                           1,090,730
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior
                    Lien), 5.50%, 7/1/19 (FGIC)                        1,084,200
         1,070,000  Phoenix GO, Series 1995 A, 6.25%,
                    7/1/17                                             1,300,061
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/18
                    (Ambac)(3)                                         1,937,498
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19
                    (Ambac)(3)                                         2,052,269

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)(3)                                   1,196,899
           820,000  Pinal County COP, 4.75%, 6/1/13
                    (Ambac)                                              860,770
         1,000,000  Pinal County COP, 5.00%, 12/1/26                   1,053,120
           775,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2006 B, (School
                    Improvement), 5.00%, 7/1/24
                    (FGIC)                                               840,852
         1,000,000  Queen Creek Improvement District
                    No. 1 Special Tax Rev., 5.00%,
                    1/1/11                                             1,040,290
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,693,392
         1,000,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                      1,055,740
         1,645,000  University of Arizona COP, Series
                    2002 A, 5.50%, 6/1/17 (Ambac)                      1,776,238
           500,000  University of Arizona COP, Series
                    2005 B, 5.00%, 6/1/24 (Ambac)                        535,750
           725,000  Westpark Community Facility
                    District GO, 5.25%, 7/15/31                          737,586
                                                                 ---------------
                                                                      45,715,812
                                                                 ---------------
PUERTO RICO - 9.0%
         1,000,000  Puerto  Rico GO, Series 2006 B,
                    5.00%, 12/1/16                                     1,084,870
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      1,098,630
         2,500,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/22(3)                                   2,734,325
                                                                 ---------------
                                                                       4,917,825
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            50,633,637
(Cost $48,509,796)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 6.4%
ARIZONA - 3.2%
           550,000  Phoenix Industrial Development
                    Auth. Rev., Series 2003 A,
                    (Southwest Human Development),
                    VRDN, 3.65%, 3/1/07                                  550,000
         1,200,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.55%, 3/7/07
                    (LOC: Bank of New York)                            1,200,000
                                                                 ---------------
                                                                       1,750,000
                                                                 ---------------
PUERTO RICO- 3.2%
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.00%,
                    3/26/07                                              999,920
           750,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 5/9/07                      749,888
                                                                 ---------------
                                                                       1,749,808
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  3,499,808
(Cost $3,500,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.1%                                   54,133,445
                                                                 ---------------
(COST $52,009,796)

OTHER ASSETS AND LIABILITIES - 0.9%                                      517,439
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  54,650,884
                                                                 ===============

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                  Expiration     Underlying Face     Unrealized
      Contracts Purchased            Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
41  U.S. Treasury 2-Year Notes    June 2007        $8,403,078         $25,533
                                               =================================

                                  Expiration     Underlying Face     Unrealized
      Contracts Sold                 Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
22  U.S. Treasury 10-Year Notes   June 2007        $2,389,063        $(20,159)
                                               =================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Security, or a portion thereof, has been segregated for futures contracts.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  52,009,796
                                                                 ===============
Gross tax appreciation of investments                              $   2,123,842
Gross tax depreciation of investments                                      (193)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $   2,123,649
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Florida Municipal Bond Fund
February 28, 2007
[american century investments logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 93.0%
FLORIDA - 56.4%
          $400,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.00%, 4/1/14                                 $      422,072
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/15                                        541,400
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/16                                        566,963
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)(1)                            1,591,245
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                1,201,428
         1,000,000  Florida Municipal Loan Council GO,
                    Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,077,170
         1,000,000  Halifax Hospital Medical
                    Center Rev., Series 2006 A,
                    5.25%, 6/1/15                                      1,067,320
         1,000,000  Halifax Hospital Medical
                    Center Rev., Series 2006 A,
                    5.25%, 6/1/18                                      1,069,100
         1,235,000  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,316,683
           850,000  Lee County Industrial Development
                    Health Care Facilities Auth.
                    Rev., Series 1999 A, (Shell Point
                    Village), 5.50%, 11/15/09                            873,282
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,073,610
         1,910,000  Miami Beach Water & Sewer Rev.,
                    5.625%, 9/1/16 (Ambac)(1)                          2,046,717
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100% of
                    Par (FSA)(2)                                       1,077,740
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                717,009
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%, 8/1/12,
                    Prerefunded at 100% of Par
                    (MBIA)(1)(2)                                       2,043,788
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        500,180
         1,000,000  Sumter County School Board COP,
                    5.50%, 1/1/21 (MBIA)                               1,088,790
         1,000,000  Sunrise Utility System Rev., 5.20%,
                    10/1/22 (Ambac)                                    1,126,940
           400,000  Tampa Guaranteed Entitlement Rev.,
                    6.00%, 10/1/18 (Ambac)                               454,916
         1,000,000  Tampa Water & Sewer Rev., 6.00%,
                    10/1/17 (FSA)                                      1,194,180
                                                                 ---------------
                                                                      21,050,533
                                                                 ---------------
ILLINOIS - 2.8%
         1,000,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Education Advancement Fund),
                    5.25%, 5/1/19                                      1,061,060
                                                                 ---------------
INDIANA - 4.0%
         1,350,000  Hamilton Southeastern
                    Consolidated School Building Corp.
                    Rev., (Hamilton County), 5.00%,
                    1/15/17 (FSA/State Aid
                    Withholding)(1)                                    1,479,330
                                                                 ---------------
IOWA - 5.6%
         2,000,000  Iowa Finance Auth. Health
                    Facilities Development Rev., Series
                    2006 A, (Care Initiatives), 5.25%,
                    7/1/14(1)                                          2,080,720
                                                                 ---------------
MASSACHUSSETTS - 2.9%
         1,050,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2007 E, (Milford Regional
                    Medical Center), 5.00%,
                    7/15/17(1)                                         1,105,041
                                                                 ---------------

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MISSISSIPPI - 3.0%
         1,095,000  Mississippi Development Bank
                    Special Obligation Rev., (Water
                    and Sewer System Refunding
                    and Construction), 4.00%,
                    11/1/16 (FSA)                                      1,109,706
                                                                 ---------------
NORTH CAROLINA - 3.9%
         1,325,000  North Carolina Medical Care
                    Commission Health System Rev.,
                    (Mission Health Combined Group),
                    5.00%, 10/1/17(1)                                  1,444,422
                                                                 ---------------
OKLAHOMA - 2.8%
         1,000,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                            1,039,470
                                                                 ---------------
PUERTO RICO - 5.8%
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.00%, 12/1/16                                     1,084,870
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      1,098,630
                                                                 ---------------
                                                                       2,183,500
                                                                 ---------------
TEXAS - 5.8%
         1,000,000  City of Richardson GO, 5.25%,
                    2/15/18 (MBIA)                                     1,107,190
         1,000,000  Texas Public Finance Auth. Charter
                    School Finance Corp. Rev.,
                    Series 2006 A, (KIPP, Inc.), 5.25%,
                    2/15/14 (ACA)                                      1,070,290
                                                                 ---------------
                                                                       2,177,480
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            34,731,262
(Cost $33,372,265)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.8%
FLORIDA - 3.0%
         1,100,000  Sunshine State Governmental
                    Financing Commission Rev., VRDN,
                    3.67%, 3/1/07 (Ambac) (SBBPA: Dexia
                    Credit Local)                                      1,100,000
                                                                 ---------------
NORTH CAROLINA - 0.1%
            45,000  North Carolina Medical Care
                    Commission Rev., (Carol Woods),
                    VRDN, 3.66%, 3/1/07 (RADIAN)
                    (SBBPA: Branch Banking & Trust)                       45,000
                                                                 ---------------
PUERTO RICO - 2.7%
         1,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 3/30/07                     999,940
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,144,940
(Cost $2,145,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
            81,000  Federated Florida Municipal
                    Cash Trust                                            81,000
                                                                 ---------------
(Cost $81,000)

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.0%                                   36,957,202
                                                                 ---------------
(COST $35,598,265)

OTHER ASSETS AND LIABILITIES - 1.0%                                      391,031
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  37,348,233
                                                                 ===============

FUTURES CONTRACTS

                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
31 U.S. Treasury 2-Year Notes     June 2007         $6,353,547        $ 19,305
                                               =================================

z                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
42 U.S. Treasury 10-Year Notes    June 2007         $4,560,938        $(38,485)
                                               =================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
ACA = American Capital Access
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  35,598,265
                                                                 ===============
Gross tax appreciation of investments                              $   1,358,997
Gross tax depreciation of investments                                       (60)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $   1,358,937
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-TERM TAX-FREE FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 91.9%
ALASKA - 3.2%
        $1,000,000  Aleutians East Borough Rev.,
                    (Aleutian Pribilof Islands
                    Association, Inc.), 5.50%,
                    6/1/36 (ACA)                                  $    1,086,010
                                                                 ---------------
ARIZONA - 3.2%
         1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                    1,088,870
                                                                 ---------------
CALIFORNIA - 15.8%
         1,000,000  California GO, 5.00%, 6/1/16                       1,080,410
         1,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series 2006 A,
                    (Central City Redevelopment),
                    5.375%, 5/1/31                                     1,040,480
         1,000,000  Hollister Joint Powers Financing
                    Auth. Wastewater Rev., Series
                    2006-1, (Refinancing and
                    Improvement), 5.00%,
                    6/1/37 (FSA)                                       1,069,090
         1,000,000  Jurupa Community Services
                    District Special Tax Rev., Series
                    2006 A (Community Facilities
                    District No. 17), 5.20%, 9/1/36                    1,031,340
         1,000,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.125%, 9/1/26 (AGC)                               1,088,661
                                                                 ---------------
                                                                       5,309,981
                                                                 ---------------
COLORADO - 3.0%
         1,000,000  El Paso County School District
                    No 8 & Fountain-Fort Carson
                    School District Finance Corp. COP,
                    4.00%, 12/15/15 (Ambac)                            1,010,230
                                                                 ---------------
CONNECTICUT - 3.2%
         1,000,000  Connecticut GO, Series 2006 D,
                    5.00%, 11/1/26(1)                                  1,088,310
                                                                 ---------------
GEORGIA - 3.4%
         1,000,000  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%, 9/1/18
                    (Ambac)(1)                                         1,089,540
            40,000  Municipal Electric Authority Rev.,
                    Series 1998 Y, 6.40%, 1/1/13
                    (Ambac)                                               44,254
                                                                 ---------------
                                                                       1,133,794
                                                                 ---------------
ILLINOIS - 3.1%
         1,000,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement Fund,
                    Inc.), 5.00%, 5/1/30                               1,026,560
                                                                 ---------------
INDIANA - 3.2%
         1,000,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/20 (FSA)                        1,088,910
                                                                 ---------------
IOWA - 3.9%
         1,250,000  Iowa Finance Auth. Health
                    Facilities Development Rev., Series
                    2006 A, (Care Initiatives), 5.50%,
                    7/1/21(1)                                          1,326,275
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
KANSAS - 3.2%
         1,000,000  City of Lawrence Rev., (Lawrence
                    Memorial Hospital), 5.25%, 7/1/20                  1,079,580
                                                                 ---------------
MASSACHUSSETTS - 3.1%
         1,000,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2007 E, (Milford Regional
                    Medical Center), 5.00%, 7/15/22                    1,047,400
                                                                 ---------------
MICHIGAN - 7.7%
         1,200,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities Program),
                    5.25%, 10/15/11 (FSA)(1)                           1,280,808
         1,225,000  Rochester Community School
                    District GO, (School Building &
                    Site), 5.00%, 5/1/14 (FGIC)
                    (Q-SBLF)(1)                                        1,325,695
                                                                 ---------------
                                                                       2,606,503
                                                                 ---------------
NEW YORK - 10.3%
         1,000,000  City of New York GO, Series
                    2006 A, 5.00%, 8/1/19                              1,080,710
         1,000,000  City of New York GO, Series
                    2006 I, 5.00%, 4/1/23                              1,074,370
         1,250,000  Hudson Yards Infrastructure Corp.
                    Rev., Series 2007 A, 5.00%,
                    2/15/47(1)                                         1,329,038
                                                                 ---------------
                                                                       3,484,118
                                                                 ---------------
NORTH CAROLINA - 3.4%
         1,000,000  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                          1,076,480
            55,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Rev., 6.50%,
                    1/1/10 (MBIA)(2)                                      59,261
                                                                 ---------------
                                                                       1,135,741
                                                                 ---------------
OHIO - 3.3%
         1,000,000  Columbus City School District GO,
                    (School Facilities Construction &
                    Improvement), 5.50%, 12/1/14
                    (FSA)(1)                                           1,122,310
                                                                 ---------------
PENNSYLVANIA - 10.0%
         1,000,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.50%, 9/1/11                                      1,008,320
         1,000,000  Central Dauphin School District
                    GO, 7.00%, 2/1/16 (MBIA/State
                    Aid Withholding)(1)                                1,243,260
         1,000,000  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/17 (FSA)(1)                     1,112,440
                                                                 ---------------
                                                                       3,364,020
                                                                 ---------------
SOUTH CAROLINA - 3.1%
         1,000,000  City of Myrtle Beach Tax Allocation
                    Rev., Series 2006 A, (Myrtle
                    Beach Air Force Base
                    Redevelopment Project Area),
                    5.25%, 11/1/26                                     1,029,360
                                                                 ---------------
TEXAS - 5.8%
           825,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                 884,672

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Winkler County GO, 5.25%,
                    2/15/25 (RADIAN)                                   1,077,360
                                                                 ---------------
                                                                       1,962,032
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            30,990,004
(Cost $30,162,545)                                               ---------------

MUNICIPAL DERIVATIVES - 1.3%
TEXAS - 1.3%
           360,000  Texas GO, VRDN, Inverse Floater,
                    8.57%, 12/1/28(3)                                    431,762
                                                                 ---------------
(Cost $414,379)

SHORT-TERM MUNICIPAL SECURITIES - 6.0%
ARIZONA - 0.6%
           200,000  Phoenix Industrial Development
                    Auth. Rev., Series 2003 A,
                    (Southwest Human Development),
                    VRDN, 3.65%, 3/1/07                                  200,000
                                                                 ---------------
PUERTO RICO - 5.4%
         1,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 3/8/07                    1,000,000
           825,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 5/7/07                      824,810
                                                                 ---------------
                                                                       1,824,810
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,024,810
                                                                 ---------------
(Cost $2,025,000)

TEMPORARY CASH INVESTMENTS - 0.2%
            69,000  Federated California Municipal
                    Cash Trust                                            69,000
                                                                 ---------------
(Cost $69,000)

TOTAL INVESTMENT SECURITIES - 99.4%                                   33,515,576
                                                                 ---------------
(COST $32,670,924)

OTHER ASSETS AND LIABILITIES - 0.6%                                      192,719
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $   33,708,295
                                                                 ===============

FUTURES CONTRACTS

                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
27 U.S. Treasury 2-Year Notes      June 2007        $5,533,734         $ 16,814
                                                   =============================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
41 U.S. Treasury 10-Year Notes     June 2007        $4,452,344         $(37,569)
                                                   =============================

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Inverse floaters have interest rates that move inversely to market interest rates.Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   32,670,924
                                                                 ===============
Gross tax appreciation of investments                             $      846,480
Gross tax depreciation of investments                                    (1,828)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $      844,652
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
FEBRUARY 28, 2007
[american century investments logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.7%
ALABAMA - 0.4%
        $1,000,000  Montgomery Medical Clinic Board
                    Health Care Facility Rev., (Jackson
                    Hospital & Clinic), 5.25%, 3/1/36             $    1,053,900
                                                                 ---------------
ARIZONA - 5.1%
           590,000  Centerra Community Facilities
                    District GO, 5.50%, 7/15/29                          610,573
         2,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                     2,031,660
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO, 6.40%,
                    7/15/29(1)                                         3,291,084
         1,120,000  Quailwood Meadows Community
                    Facilities District GO,
                    6.00%, 7/15/22                                     1,194,390
         2,000,000  Quailwood Meadows Community
                    Facilities District GO,
                    6.125%, 7/15/29                                    2,131,600
           941,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                     1,055,332
           860,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                        944,753
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          438,371
         1,500,000  Vistancia Community Facilities
                    District GO, 5.50%, 7/15/20                        1,639,815
         1,200,000  Vistancia Community Facilities
                    District GO, 5.75%, 7/15/24                        1,323,072
                                                                 ---------------
                                                                      14,660,650
                                                                 ---------------
ARKANSAS - 0.4%
         1,000,000  Pulaski County Public Facilities
                    Board Rev., Series 2006 A,
                    (Philander Smith College),
                    5.60%, 6/1/36                                      1,009,580
                                                                 ---------------
CALIFORNIA - 13.5%
         2,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2003 A,
                    6.875%, 9/1/27                                     2,269,600
         1,490,000  Beaumont Financing Auth. Special
                    Tax Rev., Series 2005 B, 5.40%,
                    9/1/35                                             1,573,351
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36(1)                                  2,207,960
           735,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101% of
                    Par(2)                                               854,482
         2,020,000  City of Lake Elsinore Community
                    Facilities District No. 2006-2
                    Special Tax Rev., Series 2006 A,
                    (Viscaya), 5.40%, 9/1/36                           2,085,307
           250,000  City of Palm Springs Rev., (Palm
                    Springs International Airport),
                    5.45%, 7/1/20                                        258,580
           530,000  City of Palm Springs Rev., (Palm
                    Springs International Airport),
                    5.55%, 7/1/28                                        545,161
         3,105,000  City of Tracy Community Facilities
                    District No. 2006-01 Special Tax
                    Rev., (NEI Phase II),
                    5.75%, 9/1/36                                      3,168,963
         4,000,000  City of Vallejo COP, (Marine World
                    Foundation), 7.00%, 2/1/17                         4,087,959
         4,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series 2006 A,
                    (Central City Redevelopment),
                    5.375%, 5/1/31                                     4,161,899
           500,000  Golden State Tobacco Securitization
                    Corp. Rev., Series 2003 A1, 6.625%,
                    6/1/40                                               570,065
         2,420,000  Golden State Tobacco Securitization
                    Corp. Settlement Rev., Series
                    2003 A-1, 6.75%, 6/1/39(1)                         2,775,667

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           885,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(2)                      1,004,050
         2,000,000  Hawaiian Gardens Redevelopment
                    Agency Tax Allocation Rev., Series
                    2006 B, (Redevelopment Project
                    No. 1), 5.40%, 12/1/25                             2,052,700
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A, (Morgan
                    Hill - Hacienda Various Projects),
                    5.90%, 11/15/34                                    2,382,108
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area), 6.50%,
                    8/15/34                                            2,223,720
           680,000  Murrieta Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-4 - Improvement Area B),
                    5.45%, 9/1/38                                        695,314
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      3,299,820
         1,000,000  Soledad Improvement Bond Act
                    of 1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      1,099,530
         1,585,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39 (Acquired
                    12/12/02, Cost $1,715,588)(3)                      1,811,671
                                                                 ---------------
                                                                      39,127,907
                                                                 ---------------
COLORADO - 8.0%
           750,000  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society),
                    5.25%, 6/1/31                                        797,708
         2,500,000  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society), 5.25%,
                    6/1/36(1)                                          2,651,200
         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/33(1)                                  3,374,850
           800,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 A, (Airport
                    Terminal), 5.15%, 5/1/17                             821,488
           475,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 B, (Airport
                    Terminal), 5.25%, 5/1/20                             487,312
         5,725,000  Granby Ranch Metropolitan
                    District GO, 6.75%, 12/1/36                        6,027,451
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24(1)                    3,197,190
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,672,290
           500,000  Tallyns Reach Metropolitan District
                    No. 3 GO, 5.20%, 12/1/36(4)                          507,805
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            2,076,860
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,587,015
                                                                 ---------------
                                                                      23,201,169
                                                                 ---------------
CONNECTICUT - 0.4%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,086,060
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.7%
         1,000,000  District of Columbia COP, (Public
                    Safety & Emergency), 5.50%,
                    1/1/19 (Ambac)                                     1,096,160
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev., Series
                    2001 A, 5.50%, 10/1/18 (MBIA)                        803,475
                                                                 ---------------
                                                                       1,899,635
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
FLORIDA - 13.6%
         2,800,000  Anthem Park Community
                    Development District Rev.,
                    5.80%, 5/1/36                                      2,945,124
         5,000,000  Arborwood Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    (Centex Homes), 5.25%, 5/1/16                      5,122,149
         1,470,000  Bartam Park Community
                    Development Special Assessment,
                    5.30%, 5/1/35                                      1,479,967
         2,800,000  Belmont Community Development
                    District Special Assessment Rev.,
                    Series 2006 B, 5.125%, 11/1/14                     2,829,876
         1,120,000  Cascades at Groveland Community
                    Development District Special
                    Assessment Rev., 5.30%, 5/1/36                     1,132,488
         2,380,000  Concorde Estates Community
                    Development District Rev., Series
                    2004 B, 5.00%, 5/1/11                              2,378,334
           140,000  Covington Park Community
                    Development District Rev., Series
                    2004 B, (Capital Improvement),
                    5.30%, 11/1/09                                       140,123
         1,500,000  Creekside Community
                    Development District Special
                    Assessment, (St. Lucie County),
                    5.20%, 5/1/38                                      1,515,840
           980,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                      1,076,628
           145,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,
                    5.125%, 5/1/08                                       145,038
         2,970,000  Dupree Lakes Community
                    Development District Rev.,
                    5.00%, 11/1/10                                     2,969,703
         1,000,000  East Homestead Community
                    Development District Special
                    Assessment Rev., 5.375%, 5/1/36                    1,011,120
           870,000  East Homestead Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    5.00%, 5/1/11                                        871,401
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/31                               561,111
           610,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B, (Sun
                    City Center - Fort Meyers), 5.50%,
                    5/1/10                                               611,867
             5,000  Heritage Harbor South Community
                    Development District Rev.,
                    Series 2002 B, 5.40%, 11/1/08                          5,011
         2,250,000  Lee County Industrial Development
                    Health Care Facilities Auth. Rev.,
                    (Shell Point Village), 5.125%,
                    11/15/36(1)                                        2,319,300
           320,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B, 5.00%,
                    5/1/09                                               320,102
         2,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37(1)                                   2,732,700
         1,300,000  Palm Glades Community
                    Development District Special
                    Assessment, Series 2006 A,
                    5.30%, 5/1/36                                      1,314,495
           100,000  Reunion East Community
                    Development District Special
                    Assessment Rev., Series 2002 B,
                    5.90%, 11/1/07                                       100,447
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,336,034
         1,210,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,
                    5.50%, 11/1/10                                     1,211,573
           380,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        405,673
           950,000  Waterchase Community
                    Development District Rev., Series
                    2001 A, 6.70%, 5/1/32                              1,017,270
         1,680,000  Waters Edge Community
                    Development District Rev.,
                    5.30%, 5/1/36                                      1,698,732

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,995,000  Westchester Community
                    Development District No. 1 Special
                    Assessment, (Infrastructure),
                    6.125%, 5/1/35                                     2,125,872
                                                                 ---------------
                                                                      39,377,978
                                                                 ---------------
GEORGIA - 0.4%
         1,235,000  City of Atlanta Tax Allocation Rev.,
                    (Princeton Lakes), 5.50%, 1/1/31                   1,268,394
                                                                 ---------------
GUAM - 0.6%
         1,500,000  Guam Government Waterworks
                    Auth. Rev., 6.00%, 7/1/25                          1,653,300
                                                                 ---------------
ILLINOIS - 7.7%
         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,355,157
         3,000,000  Chicago Park District GO,
                    Series 2006 C, 5.00%, 1/1/12
                    (FGIC)(1)                                          3,173,340
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22(1)                                   3,298,950
         6,000,000  City of Yorkville Special Service
                    Area No. 2005-109 Special Tax Rev.,
                    (Bristol Bay I), 5.875%, 3/1/36                    6,241,740
         3,350,000  Pingree Grove Special Service Area
                    No. 7 Special Tax Rev., Series
                    2006-1, (Cambridge Lakes),
                    6.00%, 3/1/36                                      3,519,410
         1,000,000  Village of Bolingbrook Rev., 6.25%,
                    1/1/24(5)                                          1,004,920
         3,500,000  Volo Village Special Service Area
                    No. 3 Special Tax Rev., Series
                    2006-1, (Symphony Meadows),
                    6.00%, 3/1/36                                      3,676,995
                                                                 ---------------
                                                                      22,270,512
                                                                 ---------------
IOWA - 1.3%
         1,500,000  County of Carroll Rev., Series
                    2006 A, (St. Anthony Regional
                    Hospital), 5.00%, 11/1/31                          1,535,145
         2,000,000  Tobacco Settlement Auth. Rev.,
                    Series 2005 C, 5.50%, 6/1/42                       2,097,840
                                                                 ---------------
                                                                       3,632,985
                                                                 ---------------
MARYLAND - 2.4%
         1,240,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/09, Prerefunded at
                    102% of Par(2)                                     1,356,386
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(2)                      1,131,160
         1,000,000  Baltimore Rev., (North Locust
                    Point), 5.50%, 9/1/34                              1,049,430
         1,000,000  Maryland Health & Higher
                    Educational Facilities Auth. Rev.,
                    Series 2007 A, (King Farm
                    Presbyterian Retirement
                    Community), 5.30%, 1/1/37                          1,020,690
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series 2005
                    A, (Our Lady of Good Counsel High
                    School), 6.00%, 5/1/35                             1,078,520
         1,210,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/12                        1,415,628
                                                                 ---------------
                                                                       7,051,814
                                                                 ---------------
MINNESOTA - 3.5%
         2,595,000  City of Redwood Falls Rev.,
                    (Redwood Area Hospital),
                    5.125%, 12/1/36                                    2,664,987

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         7,000,000  St. Paul Housing & Redevelopment
                    Auth. Health Care Facilities Rev.,
                   (Healthpartners Obligated Group),
                    5.25%, 5/15/36(1)                                  7,425,950
                                                                 ---------------
                                                                      10,090,937
                                                                 ---------------
MISSOURI - 0.7%
           355,000  Grindstone Plaza Transportation
                    Development District Rev., Series
                    2006 A, 5.50%, 10/1/31                               362,540
           500,000  Grindstone Plaza Transportation
                    Development District Rev., Series
                    2006 A, 5.55%, 10/1/36                               509,315
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  960,199
           305,000  Missouri Housing Development
                    Commission Mortgage Rev., Series
                    1998 B2, (Single Family), 6.40%,
                    9/1/29                                               315,141
                                                                 ---------------
                                                                       2,147,195
                                                                 ---------------
NEVADA - 7.4%
         1,085,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area), 7.50%,
                    12/1/09, Prerefunded at 102%
                    of Par(2)                                          1,202,147
         2,995,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      3,095,482
           670,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        690,609
           705,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       728,103
           685,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        707,461
         1,410,000  Henderson Local Improvement
                    District No. T-14 Special
                    Assessment, 5.25%, 3/1/13                          1,457,291
         1,545,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,605,131
           250,000  Henderson Local Improvement
                    District No. T-17 Special
                    Assessment, 5.00%, 9/1/18                            256,928
         6,600,000  Henderson Local Improvement
                    District No. T-18 Special
                    Assessment, 5.30%, 9/1/35                          6,722,761
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series 2002 B,
                    7.10%, 10/1/22                                     1,219,279
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series 2002 B,
                    7.20%, 10/1/25                                       386,211
         1,275,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    5.50%, 6/1/13                                      1,316,030
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.70%, 6/1/08                            502,277
           720,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       739,022
           760,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       783,400
                                                                 ---------------
                                                                      21,412,132
                                                                 ---------------
NEW JERSEY - 9.8%
         1,300,000  New Jersey Economic
                    Development Auth. Rev.,
                    (Seabrook Village, Inc. Facility),
                    5.25%, 11/15/36                                    1,324,167
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 A, (Gloucester Marine
                    Terminal), 6.625%, 1/1/37                          5,322,250

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Gloucester Marine
                    Terminal), 6.875%, 1/1/37                          5,297,000
         2,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 C, (Gloucester Marine
                    Terminal), 6.50%, 1/1/15                           2,070,460
         4,000,000  Tobacco Settlement Financing
                    Corp. Rev., 6.00%, 6/1/12(1)                       4,442,760
         8,835,000  Tobacco Settlement Financing
                    Corp. Rev., 6.125%, 6/1/12(1)                      9,865,338
                                                                 ---------------
                                                                      28,321,975
                                                                 ---------------
NEW MEXICO - 1.3%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev., 6.30%,
                    9/1/34                                             1,592,140
         1,000,000  Mariposa East Public Improvement
                    District GO, 6.00%, 9/1/32                         1,048,330
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,
                    6.875%, 8/1/33                                     1,086,960
                                                                 ---------------
                                                                       3,727,430
                                                                 ---------------
NEW YORK - 0.4%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev., (Air
                    Cargo), 7.25%, 1/1/32                              1,089,530
                                                                 ---------------
NORTH DAKOTA - 0.5%
         1,500,000  Ward County Health Care Facilities
                    Rev., (Trinity Obligated Group),
                    5.125%, 7/1/29                                     1,574,850
                                                                 ---------------
NORTHERN MARIANA ISLANDS- 0.8%
         2,000,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/33(1)                   2,246,240
                                                                 ---------------
OHIO - 2.2%
         1,115,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25                                    1,175,411
           745,000  Hebron Waterworks Rev., 6.125%,
                    12/1/29                                              794,729
         1,000,000  Jeffrey Place New Community
                    Auth. Rev., Series 2006 A,
                    (Jeffrey Place Redevelopment),
                    5.00%, 12/1/32                                       999,200
           285,000  New Albany Plain Local School
                    District GO, 5.50%, 12/1/19 (FGIC)                   308,655
         1,800,000  Pinnacle Community Infrastructure
                    Financing Facilities Auth. Rev.,
                    Series 2004 A, 6.25%, 12/1/36                      1,917,233
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure),
                    6.40%, 2/15/34                                     1,191,993
                                                                 ---------------
                                                                       6,387,221
                                                                 ---------------
OKLAHOMA - 1.2%
         2,500,000  Norman Regional Hospital Auth.
                    Rev., 5.375%, 9/1/36(1)                            2,649,825
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        810,630
                                                                 ---------------
                                                                       3,460,455
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
OREGON - 0.7%
         2,000,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26                                    2,054,020
                                                                 ---------------
PENNSYLVANIA - 3.0%
         4,375,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14                              4,542,562
         1,500,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.60%, 7/1/23                              1,602,780
         1,000,000  Langhorne Manor Boro Higher
                    Education Auth. Rev., (Philadelphia
                    Biblical University), 5.50%, 4/1/25                1,023,200
           360,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       359,507
         1,250,000  Washington County Redevelopment
                    Auth. Tax Allocation Rev., Series
                    2006 A, (Victory Centre Project -
                    Tanger Outlet Development),
                    5.45%, 7/1/35                                      1,289,300
                                                                 ---------------
                                                                       8,817,349
                                                                 ---------------
RHODE ISLAND - 0.2%
           500,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of Par
                    (FGIC)(2)                                            539,735
                                                                 ---------------
SOUTH CAROLINA - 0.8%
         1,000,000  City of Myrtle Beach Tax Allocation
                    Rev., Series 2006 A, (Myrtle Beach
                    Air Force Base Redevelopment
                    Project Area), 5.30%, 11/1/35                      1,030,070
         1,250,000  Lancaster County Special
                    Assessment, (Sun City Lakes
                    Improvement), 5.45%, 12/1/37                       1,277,388
                                                                 ---------------
                                                                       2,307,458
                                                                 ---------------
TENNESSEE - 2.5%
         1,410,000  Chattanooga Health Educational &
                    Housing Facility Board Rev., Series
                    2005 B, (Campus Development
                    Foundation, Inc. Phase I LLC),
                    5.50%, 10/1/20                                     1,469,671
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev., Series
                    2005 B, (Campus Development
                    Foundation, Inc. Phase I LLC),
                    6.00%, 10/1/35                                     3,787,028
         2,000,000  Sullivan County Health, Educational
                    & Housing Facilities Board Hospital
                    Rev., Series 2006 C, (Wellmont
                    Health System), 5.25%, 9/1/36                      2,116,580
                                                                 ---------------
                                                                       7,373,279
                                                                 ---------------
TEXAS - 1.5%
           505,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        527,700
           400,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence), 6.125%,
                    7/1/22                                               448,340
         1,000,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence), 6.30%,
                    7/1/32                                             1,129,250

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,000,000  Pearland Development Auth. Tax
                    Allocation Rev., 5.50%, 9/1/28
                    (RADIAN-IBC)                                       2,183,700
                                                                 ---------------
                                                                       4,288,990
                                                                 ---------------
VIRGINIA - 0.7%
         2,000,000  Tobacco Settlement Financing
                    Corp. Rev., 5.625%, 6/1/37                         2,137,960
                                                                 ---------------
WASHINGTON - 0.8%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                        941,124
           250,000  Port of Seattle Rev., Series 2000 B,
                    6.00%, 2/1/15 (MBIA)                                 283,810
         1,080,000  Terrace Heights Sewer District
                    Rev., 5.00%, 1/1/33                                1,094,958
                                                                 ---------------
                                                                       2,319,892
                                                                 ---------------
WISCONSIN - 3.2%
         4,955,000  Badger Tobacco Asset
                    Securitization Corp. Rev., 6.125%,
                    6/1/27(1)                                          5,306,607
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2004 A,
                    (Southwest Health Center),
                    6.25%, 4/1/34                                      2,129,580
         1,750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2006 A,
                    (Marshfield Clinic), 5.375%,
                    2/15/34(1)                                         1,865,220
                                                                 ---------------
                                                                       9,301,407
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           276,891,939
(Cost $263,501,324)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.3%
MICHIGAN - 0.3%
         1,000,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 3.66%,
                    3/1/07 (SBBPA: Depfa Bank plc)                     1,000,000
                                                                 ---------------
NEW MEXICO - 0.6%
         1,700,000  Farmington Pollution, VRDN,
                    3.66%, 3/1/07 (LOC: Barclays
                    Bank plc)                                          1,700,000
                                                                 ---------------
NEW YORK - 0.4%
         1,200,000  New York City Transitional Finance
                    Auth. Rev., Series 1998 C, VRDN,
                    3.60%, 3/1/07 (SBBPA:
                    Bayerische Landesbank)                             1,200,000
                                                                 ---------------
PUERTO RICO - 0.4%
         1,090,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 5/7/07                    1,089,749
                                                                 ---------------
TENNESSEE - 0.6%
         1,625,000  Clarksville Public Building Authority
                    Rev., (Tennessee Municipal Bond
                    Fund), VRDN, 3.65%, 3/1/07
                    (LOC: Bank of America N.A.)                        1,625,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  6,614,749
(Cost $6,615,000)                                                ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.0%                                  283,506,688
                                                                 ---------------
(COST $270,116,324)

OTHER ASSETS AND LIABILITIES - 2.0%                                    5,878,363
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  289,385,051
                                                                 ===============
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
211 U.S. Treasury 2-Year Notes    June 2007        $43,245,109        $ 131,400
                                                ================================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
162 U.S. Treasury 10-Year Notes    June 2007       $17,592,188        $(148,443)
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN-IBC = Radian Asset Assurance, Inc. - Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or when issued securities.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2007 was $1,811,671 which represented 0.6% of total net assets.
(4) When issued security
(5) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2007.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 270,116,324
                                                                 ===============
Gross tax appreciation of investments                             $   13,401,586
Gross tax depreciation of investments                                   (11,222)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   13,390,364
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ Jonathan S. Thomas
         -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    April 25, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    April 25, 2007

By:      /s/ Robert J. Leach
         -------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    April 25, 2007